Principal activities, organization and basis of presentation	12 Months Ended
Dec. 31, 2012
Principal activities, organization and basis of presentation [Text Block]

1. Principal activities, organization and basis of presentation

Principal activities

3SBio Inc. (the “Company”) and subsidiaries (collectively the “Group”) are principally engaged in the research, development, manufacture and distribution of pharmaceutical products in the People’s Republic of China (the “PRC”). The Group currently manufactures and/or distributes five types of biopharmaceutical products, which include the following:

  EPIAO, an injectable recombinant human erythropoietin that is used to stimulate the production of red blood cells in patients with anemia and to reduce the need for blood transfusions;
  TPIAO, a recombinant human thrombopoietin indicated for the treatment of chemotherapy-induced thrombocytopenia;
  Two legacy products, including Intefen, a recombinant interferon alpha-2a product indicated for the treatment of carcinoma of the lymphatic or hematopoietic system and viral infectious diseases; and Inleusin, a recombinant human IL-2 product indicated for the treatment of renal cell carcinoma, metastatic melanoma, thoratic fluid build-up caused by cancer and tuberculosis; and
  Iron Sucrose Supplement (“Iron”), an intravenously administered prescription drug that is designed to treat anemia associated with iron deficiency, is indicated for patients with end-stage renal disease requiring iron replacement therapy.

Organization

The Company was incorporated in the Cayman Islands in August 2006 under the Cayman Islands Companies Law as an exempted company with limited liability.

On February 7, 2007, the Company’s shares were listed on the Nasdaq Global Market following the completion of its initial public offering (“IPO”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries and variable interest entity (“VIE”).

The Company was incorporated as part of the reorganization of Shenyang Sunshine Pharmaceutical Company Limited (“Shenyang Sunshine”) and its consolidated entities (the “Reorganization”) in preparation of the Company’s IPO. In connection with the Reorganization, and pursuant to a shareholders’ agreement amongst the existing beneficial shareholders of Shenyang Sunshine, an ultimate beneficial shareholder of Shenyang Sunshine established Collected Mind Limited (“Collected Mind”) in July 2006 in the British Virgin Islands and held the interest in Collected Mind on behalf of all the ultimate beneficial shareholders of Shenyang Sunshine or their nominees, in proportion to their respective effective share ownership in Shenyang Sunshine. Collected Mind acquired all of the equity interest in Shenyang Sunshine in August 2006. Shortly after this acquisition, the Company was established as the ultimate holding company. In September 2006, in consideration of the Company’s issuance of shares to the ultimate beneficial shareholders of Collected Mind or their nominees in proportion to each of their beneficial interest in Collected Mind, the entire equity interest in Collected Mind was acquired by the Company. Upon completion of the Reorganization, Collected Mind and the Company became Shenyang Sunshine’s immediate and ultimate holding companies, respectively. The proportionate ownership of the Company immediately after the Reorganization is substantially the same.

Shenyang Sunshine was established in the PRC in January 1993 as a Sino-foreign joint stock limited company. In connection with the Reorganization, Shenyang Sunshine became a wholly foreign-owned enterprise in the PRC.

Prior to the Reorganization, Shenyang Sunshine consolidated Liaoning Bio-Pharmaceutical Company Limited (“Liaoning Sunshine”) as it held a 90% controlling interest in Liaoning Sunshine. Liaoning Sunshine is primarily engaged in the distribution of the Group’s in-licensed products, currently comprising Iron.

In connection with the Reorganization and for purposes of compliance with certain PRC rules and regulations related to the distribution of pharmaceutical products, Shenyang Sunshine transferred its 90% equity interest in Liaoning Sunshine to Mr. Dan Lou, a director of the Company, in November 2006. In January 2007, Shenyang Sunshine entered into a series of contractual arrangements (“Contractual Agreements”) with Liaoning Sunshine and its shareholder including a business cooperation agreement, equity interest acquisition agreement, voting rights agreement and equity pledge agreement. The principal terms of the Contractual Agreements entered into between Shenyang Sunshine, Liaoning Sunshine (the “VIE”) and its shareholder are further described below:

Business cooperation agreement

Under the business cooperation agreement between Shenyang Sunshine and Liaoning Sunshine, as amended in December 2012, Shenyang Sunshine, as an exclusive service provider, provides technology support services and market development and consulting services to Liaoning Sunshine, and, as consideration, receives 70% of Liaoning Sunshine’s net profit before tax as service fees. Shenyang Sunshine may adjust the percentage of the service fee at its sole discretion unilaterally. In addition, Liaoning Sunshine has agreed that, without the prior written consent of a majority of the Company’s independent directors, it will not increase or decrease its registered capital, declare dividends or make similar payments, make any investment, incur any indebtedness, mortgage or dispose of its material assets, or consolidate or merge with any other entity. This agreement has an initial term of 10 years, and, thereafter, renewable at Shenyang Sunshine’s option. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Liaoning Sunshine and Liaoning Sunshine may not revoke or terminate the agreement.

Equity interest acquisition agreement

Shenyang Sunshine and Mr. Dan Lou entered into a purchase agreement for the acquisition of equity interest in Liaoning Sunshine in December 2006, as supplemented in January 2009 and amended in December 2012 respectively. Pursuant to this agreement, Mr. Dan Lou granted Shenyang Sunshine an irrevocable and exclusive right to purchase, to the extent permissible under PRC law, the equity interest in Liaoning Sunshine for a purchase price of RMB13.5 million, immediately after Shenyang Sunshine obtains the requisite PRC government approval(s). The purchase price of RMB13.5 million was prepaid by Shenyang Sunshine to Mr. Dan Lou shortly after the signing of this agreement in December 2006. In addition, under this agreement, Shenyang Sunshine may appoint the president, chief financial officer and other senior management of Liaoning Sunshine; and may unilaterally adjust the service fees charged under the business cooperation agreement. Shenyang Sunshine commits to provide financial support to Liaoning Sunshine including but not limit to absorbing its operating losses, which financial support Shenyang Sunshine may not require Liaoning Sunshine to repay. This agreement remains in effect until all of the equity interest in Liaoning Sunshine is acquired by Shenyang Sunshine. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Mr. Dan Lou and Mr. Dan Lou may not revoke or terminate the agreement. Liaoning Sunshine must obtain Shenyang Sunshine’s approval prior to executing any contracts over RMB100,000 except in the ordinary course of business.

Voting rights agreement

Shenyang Sunshine and Mr. Dan Lou entered into a voting rights agreement in December 2006, which was amended in December 2012. Pursuant to this agreement, Mr. Dan Lou grants to Shenyang Sunshine a power of attorney that appoints Shenyang Sunshine as his legal representative with full authority to vote on all matters concerning Liaoning Sunshine; and to exercise all shareholder rights, with respect to all the equity interests of Liaoning Sunshine owned by him, with such grant to be in effect henceforth for all the periods where Mr. Dan Lou is a shareholder of Liaoning Sunshine. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Mr. Dan Lou and Mr. Dan Lou may not revoke or terminate the agreement.

Equity pledge agreement

Shenyang Sunshine and Mr. Dan Lou entered into an equity pledge agreement in January 2007, which was amended in December 2012. Pursuant to the equity pledge agreement between Shenyang Sunshine and Mr. Dan Lou, Mr. Dan Lou pledged all of his equity interest in Liaoning Sunshine to Shenyang Sunshine to guarantee his obligations under the equity interest acquisition agreement and the voting rights agreement. Shenyang Sunshine is entitled to collect all dividends and other distributions if and when declared and paid by Liaoning Sunshine, during the term of this agreement. The equity pledge agreement remains in effect until Mr. Dan Lou fulfills all of his respective obligations under the equity interest acquisition agreement and the voting rights agreement. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Mr. Dan Lou and Mr. Dan Lou may not revoke or terminate the agreement.

As a result of these Contractual Agreements, the Company consolidates Liaoning Sunshine in accordance with Securities and Exchange Commission (“SEC”) Rule SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 Consolidation: Overall , because Shenyang Sunshine (the “Primary Beneficiary”) has the power to direct the activities that most significantly impact the economic performance of Liaoning Sunshine and is obligated to absorb substantially all of the expected losses of the VIE.

However, uncertainties in the PRC legal system could cause the Group’s current ownership structure to be found in violation of future PRC laws or regulations and could limit the Company’s ability, through Shenyang Sunshine, the Primary Beneficiary, to enforce its rights under these Contractual Agreements. Furthermore, the shareholder of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements. In such case, the Company may not be able to operate or control the VIE, or do so to the extent the business requires, which may result in deconsolidation of the VIE and its subsidiary.

The following table sets forth the assets and liabilities of the VIE and its subsidiary included in the Company’s consolidated balance sheets:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000
Current assets	21,465	56,551	9,077
Non-current assets	25,364	42,799	6,870
Total assets	46,829	99,350	15,947

Current liabilities	2,457	5,800	931
Total liabilities	2,457	5,800	931

The financial performance and cash flows of the VIE and its subsidiary is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Net revenues	23,169	31,374	42,714	6,856

Net income /(loss)	(1,864)	2,344	(6,608)	(1,061)
Net cash used in operating activities	(5,409)	(3,540)	(6,181)	(992)
Net cash provided by/(used in) investing activities	5,424	(16,424)	(53,811)	(8,637)
Net cash provided by financing activities	-	-	-	-

As of December 31, 2012, there was no pledge or collateralization of the VIE’s assets and the Primary Beneficiary has not provided any financial support that it was not previously contractually required to. Creditors of the VIE and its subsidiary have no recourse to the general credit of Shenyang Sunshine or the Company. The amount of the net assets of the VIE, which are restricted under PRC laws and regulations, was RMB93,550,000 (US$15,020,000) as of December 31, 2012.

China Sansheng Medical Limited (“HK Sunshine”) was established in Hong Kong in November 2009. HK Sunshine was established as a wholly-owned subsidiary of Collected Mind and engages in merger and acquisition efforts, as well as import and export transactions. As of December 31, 2012, HK Sunshine has not had any significant business activities.

Liaoning Sunshine Technology & Development Co., Ltd. (“Sunshine Tech”) was established as a wholly-owned subsidiary of Liaoning Sunshine in December 2009 and engages in medical technology development, transfer of technology and technical consulting activities.

Pursuant to the strategic alliance entered between the Group and Ascentage Pharma Group Corporation, Ltd. (“APGC”) in February 2010, the Group acquired a 40% equity interest in both APGC and Ascentage Shanghai Pharmaceutical Co., Ltd. (“Ascentage SH”), a PRC domestic company under common control with APGC), in December 2010 and June 2010, respectively. APGC and Ascentage SH engage in research and development (“R&D”) activities and hold and maintain certain pharmaceutical products intellectual property (“IP”) rights. Refer to Note 7 and Note 16(b) for details of this arrangement.

On November 4, 2010, the Group entered into an assets acquisition agreement with EnzymeRX LLC (“EnzymeRX”) to purchase certain R&D related assets. Related to the assets acquisition arrangement, the Group formed 3SBio, LLC, a limited liability company in Delaware, USA, on November 30, 2010. Two LLC series under 3SBio, LLC, 3SBio IP Assets Series (“IP Series”) and 3SBio US Assets Series (“Assets Series”), were established to hold the assets acquired from EnzymeRX. Each assets series is a segregated assets series with liabilities insulation between the distinct series, as provided under the Delaware Limited Liability Company Act. The members of IP Series and Assets Series are Shenyang Sunshine and the Company, respectively. IP Series was dissolved in July 2012. As of December 31, 2012, Assets Series has not been involved in any business activities.

In December 2010, Jiangsu Sunshine Pharmaceutical Technology Company Limited (“Jiangsu Sunshine”) was established as a wholly-owned subsidiary of the Company in the PRC, with paid-in capital of RMB30,000,000. Jiangsu Sunshine is engaged in seeking medical technology development and other R&D opportunities in the southern part of the PRC. As of December 31, 2012, Jiangsu Sunshine has not had any significant business activities.

In December 2010, Taizhou Huan Sheng Investment Management Company Limited (“Taizhou Huan Sheng”) was established as a wholly-owned subsidiary of the Company in the PRC, with paid-in capital of RMB1,000,000. Taizhou Huan Sheng was established to cooperate with other investors to invest in local R&D projects.

In May 2011, Taizhou Huan Sheng Healthcare Industry Investment Center, LLP (“3SBio Ventures”) was established in the PRC with a total investment amount of RMB250,000,000. Shenyang Sunshine and Taizhou China Medicine City Company (“CMC”) own 80% and 20% limited partner interest in 3SBio Ventures, respectively. As of December 31, 2012, an investment of RMB56,300,000 (US$9,037,000) has been made by the two parties, of which RMB45,040,000 (US$7,229,600) was made by Shenyang Sunshine. The investment partnership is managed by Taizhou Huan Sheng, the general partner of 3SBio Ventures. 3SBio Ventures is engaged in seeking investments in the life sciences sector that support the Group’s strategic development. 3SBio Ventures will have an investment horizon of eight years with an option to extend. As of December 31, 2012, 3SBio Ventures has not had any significant business activities.

In February 2012, the Company entered into a collaboration agreement with DaVita Inc. (NYSE: DVA, "DaVita"), a leading provider of kidney care services for those diagnosed with chronic kidney disease, to provide kidney care services in Jilin and Liaoning, two provinces in north eastern China. The total committed investment to be made is US$20,000,000 with DaVita and the Company contributing 70% and 30%, respectively. In June 2012, Sunshine Tech formed a joint venture, Davita-3SBio Healthcare Management (Liaoning) Co., Ltd. (“JV ManageCo”) in Benxi with DaVita China PTE. LTD (“DaVita China”), a corporation organized under the laws of the Republic of Singapore, a wholly-owned subsidiary of DaVita, to provide dialysis services in Jilin and Liaoning province. DaVita China and Sunshine Tech hold 70% and 30% equity interest in the joint venture, respectively. As of December 31, 2012, an investment of RMB11.2 million (US$1.8 million) has been made by the two parties, of which RMB3.4 million (US$0.5 million) was made by Sunshine Tech. Pursuant to the collaboration agreement, in August 2012, the Group transferred the control of the clinical centers, each a separate PRC legal entity, owned by Sunshine Tech (collectively “Clinical Centers”), to JV ManageCo and as a result, the Group deconsolidated the assets and liabilities of the Clinical Centers. Refer to note 16(d).

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).